UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Noemi Schaefer
Title:     Chief Operating Officer
Phone:     305-482-8050

Signature, Place, and Date of Signing:

     Noemi Schaefer     Miami, FL/USA     June 03, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $6,162 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Cabot Corp.                    Common Stock     127055101      219     6560 SH       SOLE                     6560
EMC Corporation MASS           Common Stock     268648102      185    10000 SH       SOLE                    10000
Fidelity Nasdaq Com Indx TS    Common Stock     315912808      312     3000 SH       SOLE                     3000
Google                         Common Stock     38259P508       86      125 SH       SOLE                      125
Ishares MSCI Brazil Free Indx  Common Stock     464286400      323     4000 SH       SOLE                     4000
Ishares MSCI Emerging Markets  Common Stock     464287234      827     5500 SH       SOLE                     5500
Ishares Tr China 25 Index Fund Common Stock     464287184      170     1000 SH       SOLE                     1000
KKR Private Equity Investors   Common Stock     9999271D0      363    20000 SH       SOLE                    20000
Market Vectors Russia ETF      Common Stock     57060U506      408     8000 SH       SOLE                     8000
McDonald's Corp.               Common Stock     580135101      177     3000 SH       SOLE                     3000
MDC Partners Inc.              Common Stock     552697104      185    19000 SH       SOLE                    19000
Oil SVC Holdrs TR Depository R Common Stock     678002106     1777     9400 SH       SOLE                     9400
Powershares Dyn L/C growth     Common Stock     73935X609      225    12000 SH       SOLE                    12000
Powershares Listed Private Equ Common Stock     73935X195      110     5000 SH       SOLE                     5000
Rackable Systems Inc.          Common Stock     750077109      100    10000 SH       SOLE                    10000
US Airways Group               Common Stock     90341W108      250    17000 SH       SOLE                    17000
VF Corp.                       Common Stock     918204108      275     4000 SH       SOLE                     4000
Walgreens                      Common Stock     931422109      114     3000 SH       SOLE                     3000
Wynn Resorts                   Common Stock     983134107       56      500 SH       SOLE                      500